Note 10 - Stock Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Nonvested Share Activity [Table Text Block]
Non-vested Shares	Shares	Weighted-Average Grant-Date Fair Value
Non-vested on January 1, 2020	37,255	8.81
Granted	44,900	4.3
Vested	(24,096)	9.11
Forfeited	(1,314)	9.36
Non-vested on December 31, 2020	56,745	5.1

Non-vested on January 1, 2021	56,745	5.1
Granted	49,650	20.81
Vested	(34,295)	5.62
Non-vested on December 31, 2021	72,100	15.67

Non-vested on January 1, 2022	72,100	15.67
Granted	58,600	13.95
Vested	(47,750)	14.48
Non-vested on December 31, 2022	82,950	15.14